Operating Cash Flow	12 Months Ended
Dec. 31, 2019
Consolidated Statement of Cash Flows
Operating Cash Flow

25.  Operating Cash Flow

The following table details the adjustments related to the operating cash flow:

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and amortization	€12,448	€5,081		€4,285
Impairment loss		1,083
Share-based compensation expenses	38,297	26,757		16,536
Decrease (-)/increase in retirement benefit obligations and provisions	(156)	99		23
Unrealized exchange losses/gains (-) and non-cash other financial expenses	11,169	(10,063)		27,457
Discounting effect of deferred income	6,900
Fair value re-measurement of share subscription agreement and warrants	181,644
Net fair value adjustment current financial investments	3,081
Fair value adjustment financial assets held at fair value through profit or loss	(5,355)	(1,203)
Total adjustment for non-cash transactions	€248,027	€21,753		€48,301

Adjustment for items to disclose separately under operating cash flow
Interest expense	€1,302	€780		€936
Interest income	(9,247)	(5,219)		(3,045)
Tax expense	214	50		198
Total adjustment for items to disclose separately under operating cash flow	€(7,731)	€(4,389)		€(1,912)

Adjustment for items to disclose under investing and financing cash flows
Gain on sale of assets	€(2)	€(668)	€
Interest income on current financial investments	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	€(5,061)	€(668)		€—

Change in working capital other than deferred income
Decrease in inventories	€20	€3		€22
Increase in receivables	(67,263)	(76)		(27,656)
Increase in liabilities	79,940	19,996		14,772
Total change in working capital other than deferred income	€12,698	€19,922		€(12,862)